Income Taxes - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Loss Carryforwards [Line Items]
Valuation allowance	$ (3,165)	$ (8,577)
Unrecognized tax benefits	54,605	$ 54,899	$ 56,621	$ 53,752
Unrecognized tax benefit from claims filed with IRS	53,700
Domestic Tax Authority
Operating Loss Carryforwards [Line Items]
Income tax credits	16,900
State and Local Jurisdiction
Operating Loss Carryforwards [Line Items]
Income tax credits	24,400
Net operating losses	10,900
Foreign Tax Authority | Luxembourg
Operating Loss Carryforwards [Line Items]
Net operating losses	$ 16,000